GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL.
GOODWILL

11.    GOODWILL

The goodwill of RMB581,877 and RMB575,427 (US$83,429) as of December 31, 2021 and 2022 represented the goodwill of RMB165,171 generated from the acquisition of GFHM, CMCC, SJYH and BPMC by the Group in 2018, the goodwill of RMB45,272 generated from the acquisition of Tianjin Jiatai Group by the Group in 2019, the goodwill of RMB3,213 generated from the acquisition the New Spring Group in 2020, and the goodwill of RMB368,221 generated from the acquisition the Healthingkon in 2021 (Note 4), and the decrease of goodwill in the amount RMB6,450($935) generated from the disposal of GFHM in 2022(Note 4).

The changes in the carrying amount of goodwill are as follow:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Balance as of January 1	210,443	213,656	581,877	84,364
Addition	3,213	368,221	—	—
Disposal	—	—	(6,450)	(935)
Impairment	—	—	—	—
Balance as of December 31	213,656	581,877	575,427	83,429

No impairment was recognized for the years ended December 31, 2020, 2021 and 2022.